Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

July 1, 2020

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
Post-Effective Amendment No. 689 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each Fund listed in Exhibit A, the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 689 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on June 23, 2020.

If you have any questions, please contact me at (617) 377-7059.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Senior Counsel

Exhibit A

Wells Fargo Emerging Markets Bond Fund
Wells Fargo High Yield Corporate Bond Fund
Wells Fargo International Government Bond Fund
Wells Fargo U.S. Core Bond Fund